Quarterly portfolio holdings
John Hancock
California Municipal Bond Fund
Fixed income
August 31, 2026
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Fund’s investments

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 103.8%				$564,522,773
(Cost $570,929,854)
California 101.9%				554,610,431
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,445,142
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	950,000	972,511
Alvord Unified School District Election of 2007, Series B, GO (A)(B)	4.133	08-01-36	5,700,000	3,791,947
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	180,000	184,513
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	1,835,000	1,877,065
Anaheim Union High School District, GO	3.000	08-01-38	2,900,000	2,598,305
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.602	08-01-38	1,000,000	580,413
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.737	08-01-48	1,000,000	357,234
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.756	08-01-49	1,000,000	339,464
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.772	02-01-50	1,000,000	330,256
Antelope Valley Community College District, GO (C)	5.000	08-01-43	1,785,000	1,884,360
Antelope Valley Community College District, GO (C)	5.000	08-01-44	1,285,000	1,349,923
Burbank Glendale Pasadena Airport Authority Series B, AMT (D)	5.250	07-01-54	13,370,000	13,610,769
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	895,000	848,754
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.625	07-01-51	4,725,000	4,518,363
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT	5.250	07-01-49	1,000,000	1,027,099
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	2,100,000	2,132,219
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	03-01-56	1,250,000	1,317,618
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	02-01-36	5,050,000	5,361,259
California Community Choice Financing Authority Clean Energy Project, Series D	5.000	02-01-31	450,000	472,741
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	07-01-35	5,155,000	5,525,612
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	2,250,000	2,356,457
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	10-01-56	1,700,000	1,789,566
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,040,771
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	02-01-55	5,000,000	5,258,765
California Community Choice Financing Authority Clean Energy Project, Series G	5.000	10-01-34	8,000,000	8,449,669
California Community Choice Financing Authority Clean Energy Project, Series G	5.000	11-01-55	5,000,000	5,081,047
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,559,021
California Community College Financing Authority Napa Valley College Project, Series A (E)	5.750	07-01-60	480,000	321,455
California Community Housing Agency Stoneridge Apartments, Series A (E)	4.000	02-01-56	1,700,000	1,321,315
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,455,903
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	$885,108
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,110,000	1,018,429
California County Tobacco Securitization Agency Series A	5.000	06-01-29	300,000	315,524
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	4,010,000	4,399,971
California Educational Facilities Authority The Master’s University	5.000	08-01-45	2,280,000	2,169,409
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	985,000	1,001,867
California Enterprise Development Authority Castilleja School Foundation Project	4.000	06-01-54	2,740,000	2,424,073
California Enterprise Development Authority Castilleja School Foundation Project	5.000	06-01-49	755,000	771,416
California Enterprise Development Authority Crystal Springs Uplands School Project	4.000	06-01-40	4,125,000	3,978,529
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	265,000	238,905
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	420,000	370,294
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	380,000	398,778
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-45	1,190,000	1,193,685
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-57	330,000	319,800
California Enterprise Development Authority Milken Community School Project, Series A	5.000	07-01-33	1,250,000	1,366,648
California Enterprise Development Authority Mirman School for Gifted Children Project	4.000	06-01-36	2,100,000	2,058,974
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	513,452
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	993,891
California Enterprise Development Authority The Rocklin Academy Project (E)	5.000	06-01-54	1,250,000	1,156,859
California Enterprise Development Authority The Rocklin Academy Project (E)	5.000	06-01-64	1,425,000	1,288,556
California Enterprise Development Authority The Rocklin Academy Project, Series A (E)	4.000	06-01-36	500,000	474,871
California Health Facilities Financing Authority Adventist Health System, Series A	4.000	03-01-39	895,000	837,998
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	12-01-35	1,500,000	1,650,584
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	1,095,000	1,138,268
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,025,000	953,988
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	945,000	996,147
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-49	1,030,000	1,061,838
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	550,000	537,781
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	305,000	305,093
California Health Facilities Financing Authority City of Hope Obligated Group, Series A (A)	4.000	11-15-45	1,670,000	1,533,567
California Health Facilities Financing Authority CommonSpirit Health, Series A	4.000	04-01-36	1,550,000	1,554,993
California Health Facilities Financing Authority CommonSpirit Health, Series A (A)	4.000	04-01-45	225,000	212,123
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.000	12-01-54	1,000,000	$1,012,519
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.250	12-01-49	5,000,000	5,215,442
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,004,125
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,431,562
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	250,000	253,878
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	1,750,000	1,757,782
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,210,000	1,116,582
California Health Facilities Financing Authority Standford Health Care, Series A	5.250	08-15-54	1,620,000	1,703,892
California Infrastructure & Economic Development Bank Adventist Health Energy Project, Series A	5.250	07-01-54	2,360,000	2,361,576
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (E)	12.000	01-01-65	5,190,000	3,295,650
California Infrastructure & Economic Development Bank California Science Center Phase III Project, Series B	4.000	05-01-51	1,195,000	1,055,257
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	897,187
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	125,000	119,568
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	420,000	372,708
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-38	500,000	529,691
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-39	660,000	692,792
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-40	535,000	557,464
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-49	3,025,000	3,033,847
California Municipal Finance Authority Caritas Project, Series A	4.000	08-15-44	625,000	559,063
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-49	1,000,000	996,144
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-59	1,045,000	1,014,949
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	807,868
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,441,257
California Municipal Finance Authority Channing House Project, Series B (A)	5.000	05-15-47	1,250,000	1,252,458
California Municipal Finance Authority Clay Lacy Aviation Facilities, John Wayne Airport Orange County Project, AMT (E)	5.000	01-01-41	250,000	253,882
California Municipal Finance Authority Clay Lacy Aviation Facilities, John Wayne Airport Orange County Project, AMT (E)	6.000	01-01-55	1,535,000	1,590,361
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	504,380
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-35	215,000	221,176
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-40	450,000	450,846
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	250,000	251,289
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-45	600,000	600,244
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-50	750,000	748,248
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-55	730,000	$718,470
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.250	09-01-60	1,250,000	1,239,293
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	734,559
California Municipal Finance Authority Eisenhower Medical Center, Series A	3.500	07-01-32	25,000	24,422
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,475,000	1,475,629
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-47	2,490,000	2,425,458
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-40	1,000,000	1,034,873
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-44	1,250,000	1,272,883
California Municipal Finance Authority Gateways Hospital and Mental Health Centers, Series A	5.250	09-01-55	1,000,000	992,704
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-49	2,000,000	1,696,694
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	410,000	429,798
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	600,000	606,141
California Municipal Finance Authority Linxs APM Project, Series A, AMT	5.000	12-31-31	1,000,000	1,025,776
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	820,000	790,043
California Municipal Finance Authority Palmdale Aerospace Academy Project, Series A (E)	5.000	07-01-49	200,000	184,149
California Municipal Finance Authority SAC Health System	6.000	09-01-56	2,375,000	2,578,942
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	300,000	305,820
California Municipal Finance Authority Scripps College Project	5.000	07-01-55	500,000	504,213
California Municipal Finance Authority Series B	5.000	09-01-40	750,000	764,798
California Municipal Finance Authority Series B	5.000	09-01-54	1,000,000	972,183
California Municipal Finance Authority SFMTA Potrero Yard Modernization Project, Series A	5.500	09-01-56	500,000	528,503
California Municipal Finance Authority SFMTA Potrero Yard Modernization Project, Series A	5.500	09-01-60	350,000	368,857
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (E)	5.000	05-01-34	220,000	226,058
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (E)	5.500	05-01-44	275,000	277,477
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (E)	5.750	05-01-54	390,000	388,734
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (E)	5.875	05-01-59	395,000	395,956
California Municipal Finance Authority Stream Charter School Project, Series A (E)	5.000	06-15-41	925,000	871,022
California Municipal Finance Authority Turning Point Schools (E)	5.000	06-01-34	950,000	964,544
California Municipal Finance Authority Turning Point Schools (E)	5.500	06-01-54	1,150,000	1,056,086
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	4,600,000	4,622,382
California Municipal Finance Authority Westside Neighborhood School Project (E)	5.000	06-15-34	500,000	521,753
California Municipal Finance Authority Westside Neighborhood School Project (E)	5.500	06-15-39	1,200,000	1,252,182
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Westside Neighborhood School Project (E)	5.900	06-15-44	500,000	$525,426
California Municipal Finance Authority Westside Neighborhood School Project (E)	6.200	06-15-54	575,000	595,360
California Municipal Finance Authority Westside Neighborhood School Project (E)	6.375	06-15-64	2,000,000	2,078,013
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	4.750	09-01-35	170,000	169,955
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.000	09-01-40	515,000	515,694
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.250	09-01-45	600,000	604,976
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.375	09-01-50	920,000	926,718
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.375	09-01-55	1,350,000	1,348,666
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,150,000	1,164,273
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (E)	5.000	07-01-38	1,500,000	1,588,328
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (E)	5.000	11-21-45	3,000,000	3,036,536
California Public Finance Authority Enso Village Project, Series A (E)	5.000	11-15-51	1,125,000	1,010,831
California Public Finance Authority Hazelden Betty Ford Foundation Project, Series A	5.000	11-01-54	1,080,000	1,065,620
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	935,000	901,307
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (E)	5.625	06-15-55	1,000,000	988,368
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (E)	6.000	06-15-65	1,000,000	1,006,935
California Public Finance Authority PIH Health, Series A	5.000	06-01-39	340,000	355,438
California Public Finance Authority The James, Series A (E)	5.700	06-01-34	500,000	505,502
California Public Finance Authority The James, Series A (E)	6.500	06-01-54	2,620,000	2,517,860
California Public Finance Authority The Marisol, Series A (E)	5.100	04-01-66	3,000,000	2,989,568
California Public Finance Authority Trinity Classical Academy, Series A (E)	5.000	07-01-36	965,000	929,203
California Public Finance Authority Trinity Classical Academy, Series A (E)	5.000	07-01-44	685,000	605,876
California Public Finance Authority Trinity Classical Academy, Series A (E)	5.000	07-01-54	1,600,000	1,325,668
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (E)	5.000	07-01-36	455,000	447,154
California School Finance Authority Aspire Public Schools (E)	5.000	08-01-41	1,375,000	1,325,793
California School Finance Authority Camino Nuevo Charter Academy (E)	5.000	06-01-43	820,000	786,159
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (E)	5.000	07-01-54	225,000	204,073
California School Finance Authority Hawking Steam Charter School (E)	5.250	07-01-52	500,000	485,283
California School Finance Authority Integrity Charter School Project (E)	5.500	07-01-54	2,150,000	1,926,565
California School Finance Authority John Adams Academies, Series A (E)	5.000	07-01-52	1,000,000	894,290
California School Finance Authority KIPP LA Project, Series A (E)	5.000	07-01-47	1,500,000	1,449,903
California School Finance Authority Larchmont Charter School Project (E)	6.250	06-01-65	1,280,000	1,318,706
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority New Designs Charter School, Series A (E)	4.250	06-01-34	775,000	$767,932
California School Finance Authority New Designs Charter School, Series A (E)	5.000	06-01-54	200,000	183,863
California School Finance Authority New Designs Charter School, Series A (E)	5.000	06-01-64	300,000	267,008
California School Finance Authority Sonoma County Junior College Project, Series A (E)	4.000	11-01-55	580,000	448,695
California School Finance Authority Stem Preparatory School, Series A (E)	5.000	06-01-43	750,000	717,452
California School Finance Authority Value Schools, Series A (E)	5.250	07-01-48	500,000	494,834
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	925,000	880,229
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-45	1,300,000	1,365,652
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,437,818
California State Public Works Board Various Capital Projects, Series D	5.000	11-01-46	1,190,000	1,234,842
California State University Series A	3.000	11-01-52	575,000	407,278
California State University Series A	5.000	11-01-44	3,500,000	3,751,959
California State University Series A	5.250	11-01-48	1,000,000	1,062,305
California State University Series A	5.250	11-01-50	6,000,000	6,393,641
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,285,000	1,285,956
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,460,000	1,460,574
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,016,245
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,024,940
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-44	340,000	343,785
California Statewide Communities Development Authority Emanate Health, Series A (A)	4.000	04-01-45	1,700,000	1,596,557
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	545,000	545,247
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	3.000	04-01-37	2,075,000	1,859,018
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	530,767
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	798,482
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	895,000	813,459
California Statewide Communities Development Authority NCCD-Hooper Street LLC, California College of the Arts Projects (E)	5.250	07-01-52	450,000	435,027
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	887,073
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(E)	10.028	06-01-55	12,000,000	738,880
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	940,000	958,681
California Statewide Financing Authority Tobacco Settlement, Series A (B)	6.955	06-01-46	7,000,000	1,819,397
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,125,000	1,147,358
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,105,000	1,066,386
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Chaffey Joint Union High School District Election of 2012, Series G, GO	4.000	08-01-52	1,650,000	$1,486,959
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.002	08-01-36	100,000	67,372
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.459	08-01-40	400,000	216,025
City & County of San Francisco Port Facilities Project, Series R3, AMT	5.250	04-01-42	1,290,000	1,345,995
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (E)	4.000	09-01-42	250,000	222,179
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (E)	5.000	09-01-46	1,500,000	1,444,999
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (E)	5.000	09-01-52	900,000	833,252
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	185,000	170,451
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	985,000	997,383
City of Glendale Electric Revenue	5.000	02-01-41	2,495,000	2,619,206
City of Glendale Electric Revenue	5.000	02-01-45	2,440,000	2,528,045
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	4.772	09-01-47	600,000	222,191
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	4.848	09-01-48	500,000	173,759
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	4.893	09-01-49	445,000	145,921
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	4.930	09-01-50	425,000	131,646
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	4.951	09-01-51	500,000	146,778
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	4.970	09-01-52	1,000,000	278,097
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	4.991	09-01-53	875,000	230,430
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	5.011	09-01-54	1,000,000	249,285
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	5.036	09-01-55	1,000,000	235,589
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	5.046	09-01-56	1,000,000	223,473
City of Irvine Community Facilities District 2013-3 Improvement Area No. 8-Great Park (A)(B)	5.063	09-01-57	1,000,000	211,505
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	240,000	240,599
City of Long Beach Water Revenue	4.000	05-01-54	175,000	155,712
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	300,000	309,921
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-43	975,000	1,019,282
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-44	750,000	781,774
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-45	110,000	114,288
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	917,182
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,275,101
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-35	950,000	1,036,220
City of Los Angeles Department of Airports Series A, AMT	5.250	05-15-43	2,000,000	2,107,351
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Los Angeles Department of Airports Series A, AMT (C)	5.500	05-15-56	1,000,000	$1,041,603
City of Los Angeles Department of Airports Series D	5.000	05-15-48	2,500,000	2,601,654
City of Los Angeles Department of Airports Series D	5.250	05-15-51	1,000,000	1,048,180
City of Los Angeles Department of Airports Series G, AMT	4.000	05-15-47	910,000	811,087
City of Los Angeles Wastewater System Revenue Series A	5.250	06-01-50	4,000,000	4,267,564
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	1,400,000	1,502,625
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	925,596
City of Oroville Oroville Hospital (F)	5.250	04-01-54	1,000,000	690,000
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	1,008,190
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	516,931
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-40	360,000	362,567
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-45	560,000	560,593
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-50	745,000	731,512
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-54	700,000	682,546
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-40	770,000	773,255
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-45	1,315,000	1,312,797
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,900,000	1,829,490
City of Roseville Creekview Phase 5 Community Facilities District No. 1	4.000	09-01-30	100,000	98,954
City of Roseville Creekview Phase 5 Community Facilities District No. 1	5.000	09-01-35	615,000	631,465
City of Roseville Creekview Phase 5 Community Facilities District No. 1	5.000	09-01-40	400,000	398,755
City of Roseville Creekview Phase 5 Community Facilities District No. 1	5.000	09-01-45	830,000	821,592
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	1,600,000	1,343,876
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	5,635,000	5,200,463
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series D	5.000	11-01-55	2,000,000	2,063,477
City of San Jose Series A, GO	5.000	09-01-46	1,805,000	1,920,568
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	630,000	650,963
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	542,040
City of Victorville Electric Revenue Series A	5.000	05-01-35	520,000	558,392
City of Victorville Electric Revenue Series A	5.000	05-01-36	300,000	320,205
City of West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Increment (A)	5.000	09-01-40	800,000	853,720
City of West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Increment (A)	5.000	09-01-45	1,950,000	2,038,714
CMFA Special Finance Agency I The Mix at CTR City, Series A-2 (E)	4.000	04-01-56	1,000,000	754,126
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Coast Community College District Series F, GO	3.000	08-01-38	2,175,000	$1,922,053
Colton Joint Unified School District Election of 2024, Series A, GO (A)(B)	4.596	08-01-45	850,000	358,784
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	975,000	1,018,064
Contra Costa Water District Water Revenue	5.000	10-01-53	680,000	702,959
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	988,900
County of Sacramento Airport System Revenue Series A, AMT	5.250	07-01-45	1,100,000	1,151,068
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (E)	3.500	10-01-46	995,000	773,895
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (E)	4.000	10-01-56	1,250,000	939,888
Cypress School District 2008 Election, GO (0.000% to 8-1-31, then 8.125% thereafer)	0.000	08-01-50	670,000	644,097
Downey Unified School District Series C, GO	3.000	08-01-45	1,835,000	1,413,261
Duarte Unified School District Election of 2010, Series F, GO (A)(B)	4.692	08-01-45	4,645,000	1,926,555
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	390,000	379,096
East Whittier City School District 2024 Election, Series A, GO	4.125	08-01-54	1,155,000	1,059,093
El Monte Union High School District Election of 2018, Series C, GO	4.000	06-01-53	25,000	22,308
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-49	810,000	744,398
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-54	970,000	866,653
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	1,797,772
Fresno Unified School District Election of 2020, Series C, GO	4.000	08-01-49	900,000	813,810
Garden Grove Public Financing Authority Series A (A)	5.000	04-01-49	4,925,000	5,087,838
Gavilan Joint Community College District Election of 2018, Series C, GO (A)	4.000	08-01-50	1,630,000	1,495,026
Golden State Tobacco Securitization Corp. Series B-2 (B)	6.061	06-01-66	5,650,000	526,544
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	2,500,000	2,429,617
Hayward Unified School District Election of 2024, Series B, GO (A)	5.000	08-01-55	1,000,000	1,021,296
Heart-SV Azara Apartments, Series A (E)	5.375	06-01-61	2,700,000	2,494,261
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.618	08-01-40	200,000	105,720
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.731	08-01-41	215,000	106,800
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.802	08-01-42	200,000	93,764
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.893	08-01-43	200,000	88,087
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.970	08-01-44	150,000	62,098
Hermosa Beach City School District Election of 2024, Series A, GO (B)	5.034	08-01-45	150,000	58,430
Hermosa Beach City School District Election of 2024, Series A, GO (B)	5.098	08-01-46	125,000	45,768
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,027,622
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,700,000	$1,482,105
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.157	06-01-36	6,300,000	3,179,058
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	355,000	317,504
Irvine Ranch Water District Series B	5.000	02-01-46	1,250,000	1,339,911
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	600,911
Jefferson Union High School District Measure Z, Series C, GO	5.000	08-01-45	1,400,000	1,488,481
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,016,153
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,286,385
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-43	300,000	320,955
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-44	500,000	532,107
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-45	500,000	529,306
La Canada Irrigation District Water System Improvement Projects	5.250	12-01-50	2,000,000	2,077,700
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	550,000	499,605
La Mesa-Spring Valley School District Election of 2020, Series C, GO	4.000	08-01-48	1,835,000	1,680,819
Las Virgenes Unified School District Election of 2022, Series B, GO	5.000	08-01-43	1,930,000	2,076,778
Lompoc Valley Medical Center California Revenue	5.000	02-01-46	1,430,000	1,372,003
Long Beach Bond Finance Authority Series A	5.000	11-15-35	1,320,000	1,416,761
Long Beach Unified School District Election of 2016, Series C, GO	4.000	08-01-53	2,345,000	2,185,368
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,380,000	1,166,500
Los Angeles County Metropolitan Transportation Authority I-105 Expresslanes Project, Series A (C)	5.000	06-01-56	2,000,000	2,005,548
Los Angeles County Metropolitan Transportation Authority I-105 Expresslanes Project, Series A (C)	5.500	06-01-51	1,000,000	1,056,261
Los Angeles County Public Works Financing Authority LACMA Building for Permanent Collection Project, Series A	3.000	12-01-50	950,000	686,754
Los Angeles County Public Works Financing Authority Series H	4.000	12-01-53	870,000	785,375
Los Angeles County Public Works Financing Authority Series J	5.000	12-01-44	1,500,000	1,601,741
Los Angeles County Public Works Financing Authority Series J	5.250	12-01-50	1,500,000	1,588,703
Los Angeles Department of Water & Power Series A	5.000	07-01-44	1,000,000	1,033,829
Los Angeles Department of Water & Power Series A	5.000	07-01-46	2,500,000	2,573,265
Los Angeles Department of Water & Power Series A (A)	5.250	07-01-45	630,000	662,785
Los Angeles Department of Water & Power Series B	4.000	07-01-30	4,830,000	4,972,160
Los Angeles Department of Water & Power Series B	5.000	07-01-50	2,000,000	2,012,905
Los Angeles Department of Water & Power Series B	5.000	07-01-52	1,095,000	1,107,071
Los Angeles Department of Water & Power Series C	5.000	07-01-45	2,000,000	2,062,764
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles Department of Water & Power Series C (A)	5.000	07-01-46	750,000	$776,528
Los Angeles Department of Water & Power Series D	5.000	07-01-45	5,000,000	5,156,910
Marina Joint Powers Financing Authority Preston Park Apartments	3.400	03-01-36	2,035,000	2,002,845
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	980,762
Modesto Irrigation District Electric Revenue	5.000	10-01-38	575,000	651,421
Modesto Irrigation District Electric Revenue	5.000	10-01-39	865,000	972,394
Montebello Public Financing Authority Montebello Home2 Suites by Hilton Hotel Project, Series A (C)	5.000	06-01-45	1,000,000	1,040,019
Montebello Public Financing Authority Montebello Home2 Suites by Hilton Hotel Project, Series A (C)	5.000	06-01-46	1,710,000	1,765,126
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,487,868
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	5.055	08-01-45	2,940,000	1,140,967
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,757,039
Municipal Improvement Corp. of Los Angeles Los Angeles Convention Center, Series A	5.250	05-01-50	2,000,000	2,080,073
Needles Unified School District Election of 2008, Series B, GO (0.000% to 8-1-33, then 7.450% thereafter) (A)	0.000	08-01-45	35,000	30,474
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,560,000	1,622,845
Oak Grove School District Series A-2, GO (A)	4.000	08-01-49	1,725,000	1,596,759
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	1,223,443
Ontario Public Financing Authority Series A	5.000	11-01-50	2,000,000	2,070,855
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,565,346
Orange County Community Facilities District Community Facilities District 2025-1 Improvement Area No. 1-Rienda 3, Series A	5.000	08-15-56	1,000,000	985,512
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	494,838
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	717,212
Orland Unified School District, GO (0.000% to 8-1-32, then 6.000% thereafter) (A)	0.000	08-01-47	505,000	418,055
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,225,000	2,043,385
Paradise Unified School District Election of 2018, Series D, GO	5.000	08-01-52	420,000	424,292
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.667	06-01-44	1,000,000	439,740
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.706	06-01-45	1,150,000	479,468
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.758	06-01-46	1,000,000	394,005
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue Series A	4.000	10-01-46	550,000	515,241
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue Series A	4.000	10-01-47	500,000	465,696
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue Series A	4.000	10-01-48	525,000	484,879
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue Series A	4.000	10-01-49	50,000	45,824
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-35	1,115,000	1,150,879
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-40	1,795,000	$1,807,798
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-54	900,000	807,238
Pomona Unified School District 2024 Election, Series A, GO	5.000	08-01-50	1,100,000	1,141,983
Port of Los Angeles Series 2, AMT	5.000	08-01-38	500,000	527,461
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.592	08-01-43	840,000	388,682
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.660	08-01-44	945,000	412,883
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.717	08-01-45	1,100,000	454,137
Redondo Beach Unified School District Election of 2024, Series A, GO	5.000	08-01-50	2,265,000	2,340,154
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,820,000	1,302,191
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,024,998
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	967,439
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	950,000	938,818
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	400,000	413,207
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	1,000,000	1,014,831
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-48	500,000	480,568
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-54	500,000	465,202
River Islands Public Financing Authority Series A (A)	5.000	09-01-52	850,000	871,956
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	1,625,000	1,494,476
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.694	08-01-40	200,000	104,642
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.807	08-01-41	230,000	113,009
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.865	08-01-42	200,000	92,863
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.959	08-01-43	240,000	104,577
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.026	08-01-44	225,000	92,253
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.086	08-01-45	300,000	115,773
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.144	08-01-46	300,000	108,874
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.191	08-01-47	1,000,000	341,629
Sacramento City Unified School District Measure H, Series B, GO (A)	4.000	08-01-54	830,000	714,697
Sacramento City Unified School District Measure H, Series C, GO (A)	5.000	08-01-40	2,380,000	2,476,664
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	805,000	824,998
Salinas Union High School District Series A, GO	4.000	08-01-47	1,170,000	1,097,117
Salinas Union High School District Series B, GO	4.000	08-01-49	1,660,000	1,510,289
San Bernardino Community College District Election of 2002, Series D, GO (B)	3.267	08-01-33	2,000,000	1,596,009
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.569	08-01-44	1,050,000	$466,014
San Diego Community College District Series A-1, GO	4.000	08-01-50	950,000	885,823
San Diego County Regional Airport Authority Private Activity, Series B, AMT	5.000	07-01-53	5,000,000	5,009,821
San Diego County Regional Airport Authority Series A	4.000	07-01-46	1,510,000	1,424,965
San Diego County Regional Airport Authority Series A	4.000	07-01-51	1,975,000	1,791,880
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	965,733
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-56	2,430,000	2,030,969
San Diego County Regional Airport Authority Series B, AMT	5.000	07-01-56	1,000,000	997,822
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.654	07-01-33	205,000	159,840
San Diego Unified School District Election of 2012, Series ZR-7, GO	5.000	07-01-45	2,500,000	2,774,115
San Diego Unified School District Election of 2022, Series B-3, GO	4.000	07-01-54	950,000	867,100
San Francisco Bay Area Rapid Transit District Series A, AMT (D)	5.250	05-01-55	11,705,000	11,973,658
San Francisco City & County Airport Commission San Francisco International Airport, Series A, AMT	5.250	05-01-41	1,530,000	1,624,821
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,054,681
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-52	1,495,000	1,490,427
San Francisco City & County Airport Commission Series A, AMT	5.500	05-01-56	4,420,000	4,620,656
San Francisco City & County Public Utilities Commission Power Revenue Series A	4.000	11-01-51	1,000,000	916,805
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	375,150
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	4,305,000	4,643,128
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,531,325
San Marcos Unified School District Election of 2024, Series A, GO	5.250	08-01-50	2,000,000	2,117,722
San Rafael City Elementary School District Election of 2022, Series B, GO	5.000	08-01-49	500,000	523,588
San Rafael City High School District Election of 2022, Series C, GO	5.250	08-01-50	1,040,000	1,100,430
Santa Barbara Finance Authority Public Safety and Park Projects	4.000	05-15-54	75,000	66,506
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,041,634
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	760,000	716,447
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	895,000	730,570
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,346,373
Savanna School District Election of 2008, Series B, GO (0.000% to 8-1-34, then 6.750% thereafter) (A)	0.000	02-01-52	3,180,000	2,622,491
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,230,000	1,109,399
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,006,421
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	725,000	730,814
14	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.250	07-01-49	1,000,000	$1,035,674
State of California, GO	5.000	08-01-37	1,000,000	1,131,983
Stockton Community Facilities District Improvement Area No. 3, Westlake Villages	5.000	09-01-54	550,000	522,262
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	1,685,000	1,725,479
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1, Series A	5.000	09-01-54	2,460,000	2,373,978
Temecula Valley Unified School District Series D, GO	3.000	08-01-47	2,000,000	1,490,062
Tobacco Securitization Authority of Southern California San Diego County Tobacco Securitization Corp., Series B-2, Class 2 (B)	6.346	06-01-54	5,500,000	972,844
Tobacco Securitization Authority of Southern California Series A, Class 1	5.000	06-01-48	2,505,000	2,515,205
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	945,000	863,297
University of California Series BV	5.000	05-15-38	1,000,000	1,087,136
University of California Series BV	5.000	05-15-41	6,520,000	6,903,145
University of California Series CC	5.250	05-15-55	2,000,000	2,115,710
University of California Series CD	5.250	05-15-40	3,000,000	3,397,204
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,045,000	943,488
Vista Unified School District Series B, GO (A)	5.000	08-01-42	800,000	842,580
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,515,000	2,030,340
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,001,391
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	1,958,412
Connecticut 0.2%				883,040
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	883,040
Ohio 0.4%				2,095,697
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	2,745,000	2,095,697
Puerto Rico 1.3%				6,933,605
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	1.965	11-01-43	4,088,571	2,913,107
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	2,500,000	2,319,514
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.479	07-01-51	3,450,000	899,751
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	801,233

	Shares	Value
Closed-end funds 0.3%		$1,953,600
(Cost $2,032,816)
Blackrock MuniHoldings California Quality Fund, Inc.	185,000	1,953,600

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	15

	Yield (%)	Shares	Value
Short-term investments 0.3%			$1,524,271
(Cost $1,524,286)
Short-term funds 0.3%
John Hancock Collateral Trust (G)	3.6571(H)	152,429	1,524,271
Total investments (Cost $574,486,956) 104.4%			$568,000,644
Other assets and liabilities, net (4.4%)			(23,977,908)
Total net assets 100.0%			$544,022,736

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $55,898,601 or 10.3% of the fund’s net assets as of 8-31-26.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 8-31-26.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	6.7
Build America Mutual Assurance Company	4.9
California Mortgage Insurance	0.5
TOTAL	12.1
The fund had the following portfolio composition as a percentage of total investments on 8-31-26:
General obligation bonds	16.0%
Revenue bonds	83.4%
Other revenue	17.9%
Education	13.0%
Airport	11.8%
Health care	11.6%
Facilities	8.4%
Water and sewer	5.2%
Utilities	4.6%
Tobacco	3.5%
Housing	3.3%
Development	2.1%
Transportation	2.0%
Closed-end funds	0.3%
Short-term investments	0.3%
TOTAL	100.0%
16	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$564,522,773	—	$564,522,773	—
Closed-end funds	1,953,600	$1,953,600	—	—
Short-term investments	1,524,271	1,524,271	—	—
Total investments in securities	$568,000,644	$3,477,871	$564,522,773	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	152,429	$257	$30,760,733	$(29,237,174)	$470	$(15)	$20,607	—	$1,524,271
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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